Financial risk management - Significant hedging (Details) € in Millions	Dec. 31, 2023 EUR (€) $ / € £ / €	Dec. 31, 2022 EUR (€) $ / € ¥ / € £ / €
Risk management
Carrying amount of hedging instruments	€ (148)	€ (222)
Cash flow hedges
Risk management
Carrying amount of hedging instruments	2	46
Notional amount of hedging instruments	968	1,350
Cash flow hedges | GBP
Risk management
Carrying amount of hedging instruments	€ (1)	€ 5
Weighted average hedged rate | £ / €	0.8640	0.8593
Notional amount of hedging instruments	€ 219	€ 235
Cash flow hedges | GBP | Within 3 months
Risk management
Notional amount of hedging instruments	63	76
Cash flow hedges | GBP | Between 3 and 12 months
Risk management
Notional amount of hedging instruments	156	159
Cash flow hedges | GBP | Due between 1 and 3 years
Risk management
Notional amount of hedging instruments	0	0
Cash flow hedges | GBP | Beyond 3 years
Risk management
Notional amount of hedging instruments	0	0
Cash flow hedges | JPY
Risk management
Carrying amount of hedging instruments		€ 5
Weighted average hedged rate | ¥ / €		138.8404
Notional amount of hedging instruments		€ 235
Cash flow hedges | JPY | Within 3 months
Risk management
Notional amount of hedging instruments		66
Cash flow hedges | JPY | Between 3 and 12 months
Risk management
Notional amount of hedging instruments		169
Cash flow hedges | JPY | Due between 1 and 3 years
Risk management
Notional amount of hedging instruments		0
Cash flow hedges | JPY | Beyond 3 years
Risk management
Notional amount of hedging instruments		0
Cash flow hedges, selling currency | USD
Risk management
Carrying amount of hedging instruments	€ 5	€ 22
Weighted average hedged rate | $ / €	1.0881	1.0394
Notional amount of hedging instruments	€ 860	€ 1,261
Cash flow hedges, selling currency | USD | Within 3 months
Risk management
Notional amount of hedging instruments	231	347
Cash flow hedges, selling currency | USD | Between 3 and 12 months
Risk management
Notional amount of hedging instruments	629	914
Cash flow hedges, selling currency | USD | Due between 1 and 3 years
Risk management
Notional amount of hedging instruments	0	0
Cash flow hedges, selling currency | USD | Beyond 3 years
Risk management
Notional amount of hedging instruments	0	0
Cash flow hedges, buying currency | USD
Risk management
Carrying amount of hedging instruments	€ (2)	€ 12
Weighted average hedged rate | $ / €	1.0832	1.0868
Notional amount of hedging instruments	€ 257	€ 423
Cash flow hedges, buying currency | USD | Within 3 months
Risk management
Notional amount of hedging instruments	0	0
Cash flow hedges, buying currency | USD | Between 3 and 12 months
Risk management
Notional amount of hedging instruments	119	193
Cash flow hedges, buying currency | USD | Due between 1 and 3 years
Risk management
Notional amount of hedging instruments	131	217
Cash flow hedges, buying currency | USD | Beyond 3 years
Risk management
Notional amount of hedging instruments	7	13
Hedges on net investment in foreign subsidiaries
Risk management
Carrying amount of hedging instruments	5	(9)
Notional amount of hedging instruments	1,166	4,299
Hedges on net investment in foreign subsidiaries | USD
Risk management
Carrying amount of hedging instruments		€ (3)
Weighted average hedged rate | $ / €		1.0563
Notional amount of hedging instruments		€ 3,007
Hedges on net investment in foreign subsidiaries | USD | Within 3 months
Risk management
Notional amount of hedging instruments		3,007
Hedges on net investment in foreign subsidiaries | USD | Between 3 and 12 months
Risk management
Notional amount of hedging instruments		0
Hedges on net investment in foreign subsidiaries | USD | Due between 1 and 3 years
Risk management
Notional amount of hedging instruments		0
Hedges on net investment in foreign subsidiaries | USD | Beyond 3 years
Risk management
Notional amount of hedging instruments		0
Hedges on net investment in foreign subsidiaries | CNY
Risk management
Carrying amount of hedging instruments	€ 4	€ (8)
Weighted average hedged rate | £ / €	7.8152	7.4193
Notional amount of hedging instruments	€ 788	€ 866
Hedges on net investment in foreign subsidiaries | CNY | Within 3 months
Risk management
Notional amount of hedging instruments	788	866
Hedges on net investment in foreign subsidiaries | CNY | Between 3 and 12 months
Risk management
Notional amount of hedging instruments	0	0
Hedges on net investment in foreign subsidiaries | CNY | Due between 1 and 3 years
Risk management
Notional amount of hedging instruments	0	0
Hedges on net investment in foreign subsidiaries | CNY | Beyond 3 years
Risk management
Notional amount of hedging instruments	0	0
Fair value hedges
Risk management
Carrying amount of hedging instruments	(45)	(145)
Notional amount of hedging instruments	1,354	1,456
Fair value hedges | USD
Risk management
Carrying amount of hedging instruments	€ (45)	€ (145)
Weighted average hedged rate | $ / €	1.1196	1.1358
Notional amount of hedging instruments	€ 1,354	€ 1,456
Fair value hedges | USD | Within 3 months
Risk management
Notional amount of hedging instruments	427	448
Fair value hedges | USD | Between 3 and 12 months
Risk management
Notional amount of hedging instruments	301	213
Fair value hedges | USD | Due between 1 and 3 years
Risk management
Notional amount of hedging instruments	616	787
Fair value hedges | USD | Beyond 3 years
Risk management
Notional amount of hedging instruments	€ 10	€ 8